COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES

Lease Commitment

The Company entered into an office service agreement for office space for a term of 12 months effective February 11, 2014.  The base monthly office fee under that agreement is $1,147.  Prior to that, the Company rented its office space on a month to month basis.

Licensing Agreement

On August 15, 2012, the Company entered into a license agreement (“License Agreement”) for the use of a third party’s marks in the manufacture, sale, promotion, marketing, advertising and distribution of certain fruit juice products in select containers. The License Agreement grants the Company an exclusive license in Connecticut, New Jersey and New York and a non-exclusive license for the other states in the United States not included in the exclusive license, plus Costa Rica, El Salvador, Guatemala, Honduras and  Nicaragua. The term of the License Agreement is for seven years from July 2013 (the date that the Company first invoiced customers for products sold under the License Agreement), subject to the Company meeting certain minimum sales volume and/or minimum royalty payments. Termination of the License Agreement could have a material and adverse impact on the Company’s business.  Future minimum royalty payments (in thousands) are $691 for 2014, $1,265 for 2015, $1,850 for 2016, $2,611 for 2017 and $11,617 for 2018 to 2020.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Lease Commitment

The Company entered into an office service agreement for office space for a term of 12 months effective April 16, 2012.  The base monthly office fee under that agreement was $2,899.  Subsequent to April 2013, the Company rented its office space on a month to month basis.

Licensing Agreement

On August 15, 2012, the Company entered into a license agreement (“License Agreement”) for the use of a third party’s marks in the manufacture, sale, promotion, marketing, advertising and distribution of certain fruit juice products in select containers. The License Agreement grants the Company an exclusive license in Connecticut, New Jersey and New York and a non-exclusive license for the other states in the United States, plus Costa Rica, El Salvador, Guatemala, Honduras and Nicaragua. The term of the License Agreement is for seven years from July 2013 (the date that the Company first invoiced customers for products sold under the License Agreement), subject to the Company meeting certain minimum sales volume and/or minimum royalty payments. Termination of the License Agreement could have a material and adverse impact on the Company’s business.  During the year ended December 31, 2013, the accrued royalty payment due to the third party was $184,240.  Future minimum royalty payments (in thousands) are $691 for 2014, $1,265 for 2015, $1,850 for 2016, $2,611 for 2017 and $11,617 for 2018 to 2020.